Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 81,115	$ 69,502
Impairment loss			$ 5,900
Ending balance	101,168	81,115	69,502
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	125,954	110,607	101,870
Additions	30,182	18,681	14,474
Disposals		(4,891)	(1,546)
Impairment loss			(5,931)
Reclassifications	0	1,557	1,740
Ending balance	156,136	125,954	110,607
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(44,839)	(41,105)	(32,444)
Amortization for the year	(10,129)	(8,628)	(10,207)
Disposals		4,894	1,546
Ending balance	(54,968)	(44,839)	(41,105)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals		0	0
Impairment loss			0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals		0	0
Ending balance	0	0	0
License and software rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,844	33,044
Ending balance	39,156	29,844	33,044
License and software rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	74,683	74,149	63,809
Additions	2,711	1,783	73
Disposals		(4,891)	(1,546)
Impairment loss			0
Reclassifications	16,730	3,642	11,813
Ending balance	94,124	74,683	74,149
License and software rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(44,839)	(41,105)	(32,444)
Amortization for the year	(10,129)	(8,628)	(10,207)
Disposals		4,894	1,546
Ending balance	(54,968)	(44,839)	(41,105)
Intangible in process [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,891	16,078
Ending balance	41,632	30,891	16,078
Intangible in process [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,891	16,078	17,681
Additions	27,471	16,898	14,401
Disposals		0	0
Impairment loss			(5,931)
Reclassifications	(16,730)	(2,085)	(10,073)
Ending balance	41,632	30,891	16,078
Intangible in process [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals		0	0
Ending balance	$ 0	$ 0	$ 0